EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2018	Mar. 31, 2017
Canadian
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	3.48%	3.78%
Actuarial assumption of expected rates of salary increases, pension obligation	3.66%	3.50%
Actuarial assumption of discount rates, net pension cost	3.78%	3.96%
Actuarial assumption of expected rates of salary increases, net pension cost	3.50%	3.50%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates, pension obligation	1.88%	2.05%
Actuarial assumption of expected rates of salary increases, pension obligation	2.86%	2.82%
Actuarial assumption of discount rates, net pension cost	2.05%	2.26%
Actuarial assumption of expected rates of salary increases, net pension cost	2.82%	2.86%